UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sonterra Capital, LLC

Address:  900 Third Avenue
          New York, New York 10022


13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Tye Schlegelmilch
Title:   Managing Member
Phone:   (212) 605-6000


Signature, Place and Date of Signing:

  /s/ Tye Schlegelmilch           New York, New York           February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      27

Form 13F Information Table Value Total:      $402,239

                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-XXXXX                      Sonterra Capital Master Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                        December 31, 2010


COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION  MANAGERS    SOLE  SHARED  NONE

AIRGAS INC                          COM         009363102    4,372      70,000 SH          DEFINED    1            70,000
ALLEGHENY TECHNOLOGIES INC          COM         01741R102   11,036     200,000     PUT     DEFINED    1           200,000
BANK OF AMERICA CORPORATION         COM         060505104    8,004     600,000     CALL    DEFINED    1           600,000
CLEAN HARBORS INC                   COM         184496107    8,408     100,000     PUT     DEFINED    1           100,000
COMPUTER SCIENCES CORP              COM         205363104   25,389     511,878 SH          DEFINED    1           511,878
CONSOL ENERGY INC                   COM         20854P109   13,720     281,500 SH          DEFINED    1           281,500
EXELON CORP                         COM         30161N101   41,640   1,000,000     PUT     DEFINED    1         1,000,000
FRONTIER OIL CORP                   COM         35914P105    7,015     389,500 SH          DEFINED    1           389,500
FURNITURE BRANDS INTL INC           COM         360921100    4,624     899,688 SH          DEFINED    1           899,688
GENOPTIX INC                        COM         37243V100    3,047     160,200 SH          DEFINED    1           160,200
HELMERICH & PAYNE INC               COM         423452101   15,363     316,900     PUT     DEFINED    1           316,900
HERBALIFE LTD                   COM USD SHS     G4412G101    9,167     134,078 SH          DEFINED    1           134,078
HUNTSMAN CORP                       COM         447011107   10,977     703,206 SH          DEFINED    1           703,206
INNOPHOS HOLDINGS INC               COM         45774N108   15,088     418,188 SH          DEFINED    1           418,188
ISHARES TR                      RUSSELL 2000    464287655   78,240   1,000,000     PUT     DEFINED    1         1,000,000
LA Z BOY INC                        COM         505336107   10,573   1,172,227 SH          DEFINED    1         1,172,227
MADISON SQUARE GARDEN INC           CL A        55826P100    1,822      70,683 SH          DEFINED    1            70,683
NAVISTAR INTL CORP NEW              COM         63934E108   10,892     188,078 SH          DEFINED    1           188,078
NAVISTAR INTL CORP NEW              COM         63934E108    5,791     100,000     CALL    DEFINED    1           100,000
PRIDE INTL INC DEL                  COM         74153Q102   16,335     495,015 SH          DEFINED    1           495,015
TOWER INTL INC                      COM         891826109    1,625      91,879 SH          DEFINED    1            91,879
TRANSOCEAN LTD                    REG SHS       H8817H100   22,520     323,975 SH          DEFINED    1           323,975
U S AIRWAYS GROUP INC               COM         90341W108    6,016     600,960 SH          DEFINED    1           600,960
U S AIRWAYS GROUP INC               COM         90341W108   12,012   1,200,000     CALL    DEFINED    1         1,200,000
UAL CORP                       NOTE 4.500% 6/3  902549AH7    6,872   6,700,000 PRN         DEFINED    1         6,700,000
WHIRLPOOL CORP                      COM         963320106   16,336     183,900 SH          DEFINED    1           183,900
WILLIAMS COS INC DEL                COM         969457100   35,355   1,430,220 SH          DEFINED    1         1,430,220


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